Other variable compensation (Details 8) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 1,777	SFr 1,339	SFr 1,636
Estimated unrecognized compensation expense	SFr 1,064
Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Group granted deferred cash and stock retention awards during 2019, 2018 and 2017 of CHF 40 million, CHF 25 million and CHF 65 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards totaled CHF 22 million in 2019.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 40	25	65
Compensation expense relating to deferred compensation	22	54	115
Estimated unrecognized compensation expense	SFr 48
Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In February 2020, certain managing directors and directors in Investment Banking & Capital Markets and Asia Pacific were granted CHF 146 million of upfront cash awards as part of the cash component of their 2019 variable compensation. In 2019, certain managing directors and directors in the Asia Pacific division were granted CHF 47 million of upfront cash awards. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2019 totaled CHF 21 million.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		47
Compensation expense relating to deferred compensation	SFr 21
Upfront cash award | Grant Date, February 2020 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 146
Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Deferred cash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other defeered cash awards, compensation expense was driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Compensation expense relating to deferred compensation	SFr 412	221	333
Estimated unrecognized compensation expense	SFr 181
Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Group granted deferred fixed cash compensation during 2019, 2018 and 2017 of CHF 108 million, CHF 98 million and CHF 90 million, respectively, to certain employees in the Americas. This compensation has been expensed in Global Markets, Investment Banking & Capital Markets and International Wealth Management over a three-year vesting period from the grant date. Amortization of this compensation in 2019 totaled CHF 102 million, of which CHF 58 million was related to awards granted in 2019.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 108	SFr 98	SFr 90
Compensation expense relating to deferred compensation	102
Compensation expense relating to deferred compensation, of which granted in current year	SFr 58